Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)(2)	Value of Initial Fixed $100 Investment Based on:		Net Income (Loss) ($)(4)	Adjusted Compensation EBITDA(5)
					Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(3)
2025	$26,699,762	$36,193,646	$5,361,432	$5,659,803	$218.56	$207.15	$(52,000,000)	$1,204,000,000
2024	$16,615,210	$20,359,925	$4,287,773	$7,144,607	$213.10	$188.60	$1,296,000,000	$1,189,000,000
2023	$20,790,267	$56,444,245	$4,675,605	$13,712,268	$176.30	$149.00	$220,000,000	$1,251,000,000
2022	$16,660,642	$16,629,914	$5,991,767	$5,913,035	$121.80	$110.20	$455,000,000	$1,135,000,000
2021	$24,070,053	$36,922,378	$7,066,577	$9,717,383	$129.20	$131.90	$(222,000,000)	$277,100,000

(1)
Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules, which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2025	Mark S. Hoplamazian	Thomas J. Pritzker, Joan Bottarini, Mark R. Vondrasek, and Amar Lalvani
2024	Mark S. Hoplamazian	Thomas J. Pritzker, Joan Bottarini, Mark R. Vondrasek, and James K. Chu
2023	Mark S. Hoplamazian	Thomas J. Pritzker, Joan Bottarini, H. Charles Floyd, and Mark R. Vondrasek
2022	Mark S. Hoplamazian	Thomas J. Pritzker, Joan Bottarini, H. Charles Floyd, and Mark R. Vondrasek
2021	Mark S. Hoplamazian	Joan Bottarini, Alejandro Reynal, H. Charles Floyd, and Mark R. Vondrasek

(2)
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table (“SCT”) for the applicable fiscal year, adjusted as follows:

	2025
Adjustments	PEO	Average Non-PEO NEOs
Total Compensation in the SCT	$26,699,762	$5,361,432
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the SCT	$(23,041,240)	$(4,065,788)
Increase for Fair Value of Awards Granted During Year that Remain Unvested as of Year End	$48,492,019	$7,077,901
Increase for Fair Value of Awards Granted During Year that Vested During Year	$—	$—
Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	$(1,994,052)	$(485,597)
Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vested During Year	$(3,395,636)	$(1,459,213)
Change in Fair Value of Awards Granted Prior to Year that were Forfeited during Year, determined as of Year End	$(10,659,574)	$(783,077)
Increase based on Dividends or Other Earnings Paid during Year prior to Vesting Date	$92,367	$14,145
Total Adjustments	$9,493,884	$298,371
Total Compensation Actually Paid	$36,193,646	$5,659,803

(3)
For the relevant fiscal year, represents the cumulative TSR (the “Peer Group TSR”) of the Russell 1000 Hotel/Motel Index.

(4)
Represents net income (loss) attributable to Hyatt Hotels Corporation on the Company’s reported consolidated statements of income (loss).

(5)
See Appendix A to this proxy statement for additional information, including our definition of Adjusted Compensation EBITDA.

Company Selected Measure Name	Adjusted Compensation EBITDA
Named Executive Officers, Footnote
(1)
Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules, which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2025	Mark S. Hoplamazian	Thomas J. Pritzker, Joan Bottarini, Mark R. Vondrasek, and Amar Lalvani
2024	Mark S. Hoplamazian	Thomas J. Pritzker, Joan Bottarini, Mark R. Vondrasek, and James K. Chu
2023	Mark S. Hoplamazian	Thomas J. Pritzker, Joan Bottarini, H. Charles Floyd, and Mark R. Vondrasek
2022	Mark S. Hoplamazian	Thomas J. Pritzker, Joan Bottarini, H. Charles Floyd, and Mark R. Vondrasek
2021	Mark S. Hoplamazian	Joan Bottarini, Alejandro Reynal, H. Charles Floyd, and Mark R. Vondrasek

Peer Group Issuers, Footnote	For the relevant fiscal year, represents the cumulative TSR (the “Peer Group TSR”) of the Russell 1000 Hotel/Motel Index.
PEO Total Compensation Amount	$ 26,699,762	$ 16,615,210	$ 20,790,267	$ 16,660,642	$ 24,070,053
PEO Actually Paid Compensation Amount	$ 36,193,646	20,359,925	56,444,245	16,629,914	36,922,378
Adjustment To PEO Compensation, Footnote
(2)
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table (“SCT”) for the applicable fiscal year, adjusted as follows:

	2025
Adjustments	PEO	Average Non-PEO NEOs
Total Compensation in the SCT	$26,699,762	$5,361,432
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the SCT	$(23,041,240)	$(4,065,788)
Increase for Fair Value of Awards Granted During Year that Remain Unvested as of Year End	$48,492,019	$7,077,901
Increase for Fair Value of Awards Granted During Year that Vested During Year	$—	$—
Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	$(1,994,052)	$(485,597)
Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vested During Year	$(3,395,636)	$(1,459,213)
Change in Fair Value of Awards Granted Prior to Year that were Forfeited during Year, determined as of Year End	$(10,659,574)	$(783,077)
Increase based on Dividends or Other Earnings Paid during Year prior to Vesting Date	$92,367	$14,145
Total Adjustments	$9,493,884	$298,371
Total Compensation Actually Paid	$36,193,646	$5,659,803

Non-PEO NEO Average Total Compensation Amount	$ 5,361,432	4,287,773	4,675,605	5,991,767	7,066,577
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,659,803	7,144,607	13,712,268	5,913,035	9,717,383
Adjustment to Non-PEO NEO Compensation Footnote
(2)
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table (“SCT”) for the applicable fiscal year, adjusted as follows:

	2025
Adjustments	PEO	Average Non-PEO NEOs
Total Compensation in the SCT	$26,699,762	$5,361,432
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the SCT	$(23,041,240)	$(4,065,788)
Increase for Fair Value of Awards Granted During Year that Remain Unvested as of Year End	$48,492,019	$7,077,901
Increase for Fair Value of Awards Granted During Year that Vested During Year	$—	$—
Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	$(1,994,052)	$(485,597)
Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vested During Year	$(3,395,636)	$(1,459,213)
Change in Fair Value of Awards Granted Prior to Year that were Forfeited during Year, determined as of Year End	$(10,659,574)	$(783,077)
Increase based on Dividends or Other Earnings Paid during Year prior to Vesting Date	$92,367	$14,145
Total Adjustments	$9,493,884	$298,371
Total Compensation Actually Paid	$36,193,646	$5,659,803

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Pay Versus Performance Tabular List
We believe the following performance measures represent the most important performance measures used to link compensation actually paid to our NEOs for the fiscal year ended December 31, 2025:
•
Adjusted Compensation EBITDA;

•
TSR; and

•
Net Rooms Growth

For additional details regarding certain of our most important performance measures, please see the sections titled “Annual Incentive” and “Annual Incentive — Long-Term Incentive — Annual Long-Term Incentive Grants — PSUs” in the CD&A section of this proxy statement, as applicable.
See Appendix A to this proxy statement for additional information, including our definition of Adjusted Compensation EBITDA.

Total Shareholder Return Amount	$ 218.56	213.1	176.3	121.8	129.2
Peer Group Total Shareholder Return Amount	207.15	188.6	149	110.2	131.9
Net Income (Loss)	$ (52,000,000)	$ 1,296,000,000	$ 220,000,000	$ 455,000,000	$ (222,000,000)
Company Selected Measure Amount	1,204,000,000	1,189,000,000	1,251,000,000	1,135,000,000	277,100,000
PEO Name	Mark S. Hoplamazian
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Compensation EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	TSR
Measure:: 3
Pay vs Performance Disclosure
Name	Net Rooms Growth
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 9,493,884
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(23,041,240)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	48,492,019
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,994,052)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,395,636)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	92,367
PEO | Change in Fair Value of Awards Granted Prior to Year that were Forfeited during Year, determined as of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,659,574)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	298,371
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,065,788)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,077,901
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(485,597)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,459,213)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,145
Non-PEO NEO | Change in Fair Value of Awards Granted Prior to Year that were Forfeited during Year, determined as of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (783,077)